11. LOANS RECEIVABLE (Details) - CAD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loans receivable	[1]	$ 51,676,623	$ 36,504,397
Revaluation of financial instruments		(673,585)	0
Tidal and MichiCann
Net identifiable assets acquired, Promissory note receivable	[2]	4,169,009
Advances to PharmaCo Inc
Loans receivable		11,084,278	4,381,329
Promissory note receivable from PharmaCo Inc
Loans receivable		32,627,616	30,648,517
Promissory note acquired with RTO
Loans receivable	[2]	4,231,664	0
Accrued interest on promissory note acquired with RTO
Loans receivable	[2]	686,288	0
Net receivable from sellers of Platinum Vape
Loans receivable	[3]	3,046,777	0
Settlement of preexisting relationship in MAG acquisition
Loans receivable	[3]	$ 0	1,474,551
Advances to PharmaCo Inc #1
Long-term Debt			$ 4,381,329	$ 4,810,000
Advances to PharmaCo Inc #2
Debt Instrument, Description		Company issued 2,339,200 units consisting of one common share and one convertible series II preferred share
Promissory note receivable from PharmaCo Inc #1
Debt Instrument, Description		Company entered a Promissory Note Agreement (“Promissory Note”) with PharmaCo
Promissory note receivable from PharmaCo Inc #2
Debt Instrument, Description		Company advanced a principal amount of $1,979,099
Promissory note acquired with RTO #1
Debt Instrument, Description		promissory note of value of $4,169,009 was acquired pursuant to the RTO transaction

[1]	Note 11.
[2]	Note 5.
[3]	Note 6.